Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets

	December 31, 2017		December 31, 2016
	Level 1	Level 2	Level 1	Level 2
Financial assets
Fair value through profit or loss
Prepayment option embedded derivative	—	—	—	9.6
Gold options	—	0.5	—	3.3
Fair value through OCI
Equity securities	35.8	—	14.1	—
Currency hedging derivative instruments	—	5.0	—	—

Financial liabilities
Fair value through profit or loss
Share purchase warrants	(0.1)	—	(2.4)	—
Currency derivative instruments	—	—	—	(3.3)
	$35.7	$5.5	$11.7	$9.6

Disclosure of fair value measurement of liabilities

	December 31, 2017		December 31, 2016
	Level 1	Level 2	Level 1	Level 2
Financial assets
Fair value through profit or loss
Prepayment option embedded derivative	—	—	—	9.6
Gold options	—	0.5	—	3.3
Fair value through OCI
Equity securities	35.8	—	14.1	—
Currency hedging derivative instruments	—	5.0	—	—

Financial liabilities
Fair value through profit or loss
Share purchase warrants	(0.1)	—	(2.4)	—
Currency derivative instruments	—	—	—	(3.3)
	$35.7	$5.5	$11.7	$9.6

Disclosure of detailed information about hedges
The fair value of derivative instruments is as follows:

	December 31,	December 31,
	2017	2016
Derivatives designated as hedging instruments
Currency hedging derivative instruments	$5.0	—

Derivatives not designated as hedging instruments
Gold option asset	$0.5	$3.3
Currency derivative instruments	—	(3.3)
Share purchase warrants liability	(0.1)	(2.4)
	$0.4	($2.4)

Disclosure of information about credit exposures designated as measured at fair value through profit or loss
The effective portion of the changes in fair value of the hedging instrument for the years ended December 31, 2017 and 2016 recorded in accumulated other comprehensive income are:

	December 31,	December 31,
	2017	2016
Balance, beginning of the period	—	—
Gains on currency instruments	11.2	—
Less: realized gains on CAD currency instruments	(2.2)	—
Less: realized gains on MXN currency instruments	(1.3)	—
Deferred income tax related to hedging instrument	(1.7)	—
	$6.0	—

Schedule of Contracts Settled on Monthly Basis
The open contracts, which settle on a monthly basis, are summarized as at December 31, 2017:
Canadian dollar contracts

Period Covered	Contract type	Contracts (CAD$ Millions)	Average minimum rate (USD/CAD)	Average maximum rate (USD/CAD)
2018	Collars and forwards	174.0	1.31	1.36
Mexican Peso contracts

Period Covered	Contract type	Contracts (MXN Millions)	Average minimum rate (MXN/USD)	Average maximum rate (MXN/USD)
2018	Collars and forwards	1,560.0	18.72	20.71

Schedule of Unrealized Gains (Losses) on Foreign Currency Contracts
The following table illustrates unrealized gains on foreign currency contracts for the years ended:

	December 31,	December 31,
	2017	2016
Foreign currency hedged contracts
Unrealized gains	$11.2	—

Foreign currency non-hedged contracts
Unrealized gains	2.1	2.3
	$13.3	$2.3

Schedule of Outstanding Derivative Contracts	The following gold collar contracts are outstanding as of December 31, 2017:

Period Covered	Ounces subject to contract	Average purchase put option	Average sold call option
2018	50,100	$1,270	$1,444

Schedule of Foreign Currency Exchange Rate Risk

	December 31, 2017	December 31, 2016
Impact of a 10% change in foreign exchange rates
Canadian dollar	$7.8	$2.3
Mexican peso	1.5	0.7

Disclosure of credit risk exposure
The currencies of the Company's financial instruments and other foreign currency denominated liabilities based on notional amounts, denominated in U.S dollar equivalents were as follows:

	Canadian Dollars		Mexican Peso
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016

Cash and cash equivalents	$17.2	$22.8	$6.8	$7.3
Equity securities	35.8	14.1	—	—
Amounts receivable	7.4	3.3	22.0	38.2
Accounts payable and accrued liabilities	(56.1)	(42.7)	(14.7)	(16.1)
Current portion of financing obligations	(4.2)	(1.5)	—	—
Financing obligations	(3.3)	(3.7)	—	—
Total exposure to currency risk	(3.2)	(7.7)	14.1	29.4

The Company's maximum exposure to credit risk is as follows:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	$200.8	$252.2
Trade receivables	4.0	5.9
Total financial instrument exposure to credit risk	$204.8	$258.1

Schedule of Maturities of Debt
The following table shows the contractual maturities of debt commitments. The amount presented represents the future undiscounted principal and interest cash flows, and therefore, do not equate to the carrying amounts on the consolidated statements of financial position.

	Less than 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total
Operating and financing leases	5.4	5.6	2.0	2.9	15.9
Accounts payable and accrued liabilities	96.8	—	—	—	96.8
Decommissioning liability	—	—	—	54.8	54.8
Contract mining	47.9	72.0	47.8	38.9	206.6
Flow-through share obligation	0.7	—	—	—	0.7
Capital commitments	21.8	—	—	—	21.8
	$172.6	$77.6	$49.8	$96.6	$396.6